Acquisition	6 Months Ended
Jun. 30, 2023
Acquisition [Abstract]
Acquisition

 Note 3 — Acquisition

The Company accounted the following acquisitions as business combinations in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material.

Smartconn Acquisition

On January 5, 2023, the Company completed an equity acquisition with a shareholder of Smartconn. Prior to the acquisition, the Company held 19.99% in Smartconn. The Company further purchased 31% equity of Smartconn at 90% of the appraisal price. The consideration of the acquisition was paid in the form of 114,899,222 (split-adjusted 478,747) newly issued shares of the Company with fair value of $12,640,062. Together with the newly acquired shares, the Company holds in total 50.99% in Smartconn.

The objective of the acquisition is to support the Company’s software application and technology service. The acquisition was closed on January 5, 2023.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.

Amount
Total consideration for step acquisition	$12,640,062

Assets acquired and liabilities assumed:
Cash acquired	49,496
Property and equipment, net	305
Intangible assets, net	19,226,106
Current liabilities	(256,739)
Total net assets acquired	19,019,168
Previous held 19.99% Equity Value	(7,962,586)
31% Equity Value with noncontrolling interest	(19,522,079)
Goodwill	$21,105,559

The intangible assets are mainly attributable to software acquired through the acquisition, which are amortized over 5-10 years.

Boxinrui Acquisition

On March 28, 2023, the Company completed an equity acquisition with fifteen individual shareholders (the “Relevant Shareholders”) of Boxinrui, pursuant to which the Company further acquired 65% equity interest in Boxinrui for a consideration in form of 276,448,625(split-adjusted 1,151,869) shares with fair value of $24,078,675 to the Relevant Shareholders. Prior to the acquisition, the Company held 35% in Boxinrui, which together with the newly acquired shares, the Company holds in total 100% in Boxinrui.

The objective of the acquisition is to expand the Company’s business scope. The acquisition was closed on March 28, 2023.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.

Amount
Total consideration for step acquisition	$24,078,675

Assets acquired and liabilities assumed:
Cash acquired	10,258
Other current assets	1,034,968
Property and equipment, net	10,975
Intangible assets, net	17,984,093
Current liabilities	(211,718)
Total net assets acquired	18,828,576
Previous held 31.5% Equity Value	(13,937,461)
10% Equity Value with non-controlling interests	(4,424,591)
Goodwill	$23,612,151

The intangible assets are mainly attributable to software acquired through the acquisition, which are amortized over 10 years.